Significant event	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Significant event

31. Significant event

The Company has entered into an agreement and plan of merger, dated as of September 5, 2024 (as amended on September 18, 2024, and as it may be amended from time to time, the “Merger Agreement or “Business Combination Agreement”), which provides for a Business Combination between Evergreen Corporation (“EVGR”), a Cayman Islands exempted company and the Company.

Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) EVGR will reincorporate in the Cayman Islands by merging with and into Evergreen Merger Corporation, a Cayman Islands exempted company and wholly owned subsidiary of EVGR (“PubCo”), with PubCo remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Evergreen Merger Sub Inc. (“Merger Sub”), a company limited by shares registered in the British Virgin Islands and a wholly-owned subsidiary of PubCo, will be merged with and into the Company, resulting in the Company being a wholly owned subsidiary of PubCo (the “Acquisition Merger”). The Merger Agreement is by and among EVGR, PubCo, Merger Sub, Company and FISB.

The aggregate consideration for the Acquisition Merger is USD105,000,000, payable in the form of 10,500,000 newly issued ordinary shares of par value $0.0001 per share of PubCo (the “PubCo Ordinary Shares”), valued at $10.00 per share (the “Closing Payment Shares”), to the Company and its shareholders in accordance with the terms of the Merger Agreement.

At the closing of the Acquisition Merger, the issued and outstanding shares in the Company held by the former Company shareholders will be cancelled and cease to exist, in exchange for the issuance of the Closing Payment Shares. At the closing of the Acquisition Merger, the one fully paid share in Merger Sub held by PubCo will become one fully paid share in the surviving corporation, so that the Company will become a wholly-owned subsidiary of PubCo.

Consummation of the transactions contemplated by the Merger Agreement is conditioned on, among other things, (i) the absence of any order or provisions of any applicable law prohibiting the transactions or preventing the transactions; (ii) EVGR receiving approval of the Business Combination from its shareholders in accordance with EVGR’s existing memorandum and articles of association; (iii) the Nasdaq initial listing application with respect to the PubCo Ordinary Shares having been approved by Nasdaq, and (iv) the SEC having approved the proxy statement/prospectus filed in connection with the Business Combination.

On September 18, 2024, Pubco filed a proxy statement/prospectus on Form F-4 in connection with the Business Combination. The registration statement is currently under review by the SEC.